UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report.

Name:    Starfire Holding Corporation
Address: 100 South Bedford Road
         Mt. Kisco, NY  10549

Form 13F File Number:  28-5232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Mitchell
Title:   Authorized Signatory
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Robert J. Mitchell              New York, New York        11/11/03
[Signature]                          [City, State]             [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                       6

Form 13F Information Table Entry Total:                  3

Form 13F Information Table Value Total:              $ 5,674
                                                    (thousands)


List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      From 13F File Number      Name

         01                28-              Tortoise Corp.

         02                28-4458          ACF Industries Holding Corp.

         03                28-5638          Buffalo Investors Corp.

         04                28-4460          Highcrest Investors Corp.

         05                28-3001          Unicorn Associates Corporation

         06                28-              Chelonian Corp.


                                                    Form 13F Information Table
                                      Name of Reporting Manager: Starfire Holding Corporation


    Item 1:         Item 2:   Item 3:     Item 4:  Item 5:    SH/PRN       Item 6:
    NAME OF ISSUER  TITLE     CUSIP       FAIR     SHARES                  INVESTMENT
                    OF CLASS  NUMBER      MARKET   OF                      DISCRETION                          Item 8:
                                          VALUE    PRINCIPAL               (b)                                 VOTING
                                          (000)    AMOUNT                  Shared          Item 7:             AUTHORITY
                                                                           Defined         Other               (SHARES)
                                                                                           MANAGERS
                                                                                    (c)
                                                                    (a)             Shared            (a)      (b)         (c)
                                                                    Sole            Other             Sole     Shared      None

    Ladenburg                                                 SH
    Thalman
    Fin Svcs        Com       50575Q102   430      1,227,773               X               1                   1,227,773


    New Valley      WT EXP    649080116   25       311,301    WTS          X               1                   311,301
    Corp.           061404


    New Valley      Com       649080504   5,219    1,242,686  SH           X               1                   1,242,686
    Corp.


                        TOTAL            5,674
